FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2025
FINANCIAL RISK MANAGEMENT
Schedule of foreign investment

	USD/CLP	BRL/CLP	ARS/CLP	PGY/CLP
Closing currency variation	-9.0%	2.4%	-35.4%	8.4%

		Brazil	Argentina	Paraguay
		ThCh$	ThCh$	ThCh$
Total Assets		1,065,354,542	466,462,159	428,926,830
Total Liabilities		817,996,560	169,332,473	81,324,493
Net Investment		247,357,982	297,129,686	347,602,337
Share on income		29.2%	21.9%	9.4%

		BRL/CLP	ARS/CLP	PGY/CLP
-10% variation impact on parity		-6.1%	-41.9%	-3.9%

		ThCh$	ThCh$	ThCh$
Variation impact on results		(11,950,406)	(4,652,930)	(6,751,132)
Variation impact on equity		(28,945,912)	(81,898,581)	6,862,591

Schedule of committed maturities for liability payments

As of December 31, 2025	Payments on the year of maturity
		More than 1	More than 2	More than 3
Category	1 year	up to 2	up to 3	up to 4	More than 5
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Bank debt	11,820,186	—	—	—	92,960,992
Bonds payable	24,451,704	5,417,447	5,417,447	5,417,447	1,059,121,681
Lease obligations	9,625,901	6,856,744	6,416,267	3,011,688	2,304,613
Contractual obligations (1)	142,577,913	39,637,714	19,997,451	19,180,962	1,301,518
Total	188,475,704	51,911,905	31,831,165	27,610,097	1,155,688,804

As of December 31, 2024	Payments on the year of maturity
		More than 1	More than 2	More than 3
Category	1 year	up to 2	up to 3	up to 4	More than 5
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Bank debt	56,401,282	—	—	—	—
Bonds payable	30,490,640	11,942,889	5,238,640	5,238,640	1,031,430,903
Lease obligations	9,631,011	5,649,998	5,434,476	5,510,861	4,295,783
Contractual obligations (1)	169,773,223	28,578,074	22,063,770	17,429,919	7,837,043
Total	266,296,156	46,170,961	32,736,886	28,179,420	1,043,563,729
(1)	Agreements that the Andina Group has with collaborating entities for its operation, which are mainly related to contracts entered into to supply products and/or support services in information technology services, commitments of the company with its franchisor to make investments or expenses related to the development of the franchise, support services to personnel, security services, maintenance services of fixed assets, purchase of inputs for production, among others.